CONDENSED FINANCIAL INFORMATION OF THE COMPANY (Details Narrative) - Separate [member] $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
IfrsStatementLineItems [Line Items]
Restricted capital and reserves	$ 27,224	¥ 178,394
Dividend Payables		¥ 0	¥ 0	¥ 0